Financial Assets and Liabilities - Summary of Fair Value Hierarchy (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Categories of financial assets [abstract]
Total financial assets	€ 729,787	€ 439,222
Categories of financial liabilities [abstract]
Convertible senior notes		407,100
Derivative liabilities	150,670	143,296
Total financial liabilities	1,103,991	882,127
Carrying amount [member]
Categories of financial assets [abstract]
Financial assets at amortised cost	0	7,275
Categories of financial liabilities [abstract]
Financial liabilities at amortised cost	763,586	545,472
Financial liabilities measured at fair value through profit or loss	150,670	143,296
Fair value [member]
Categories of financial assets [abstract]
Financial assets at amortised cost	0	7,266
Categories of financial liabilities [abstract]
Financial liabilities at amortised cost	743,961	529,385
Financial liabilities measured at fair value through profit or loss	150,670	143,296
Level 1 [member] | Carrying amount [member]
Categories of financial assets [abstract]
Marketable Securities	0	7,275
Level 1 [member] | Fair value [member]
Categories of financial assets [abstract]
Marketable Securities	0	7,266
Level 3 [member]
Categories of financial liabilities [abstract]
Derivative liabilities	150,670	143,296	€ 157,950	€ 0
Level 3 [member] | Carrying amount [member]
Categories of financial liabilities [abstract]
Convertible senior notes	458,207	407,095
Royalty funding liabilities	305,379	138,377
Derivative liabilities	150,670	143,296
Level 3 [member] | Fair value [member]
Categories of financial liabilities [abstract]
Convertible senior notes	438,288	385,410
Royalty funding liabilities	305,673	143,975
Derivative liabilities	€ 150,670	€ 143,296